DEBT	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
DEBT	DEBT
Debt at June 30, 2022 and December 31, 2021 is summarized as follows:

(in thousands of $)	2022	2021
$275.0 million term loan and revolving facility	275,000	—
$304.0 million loan and revolving facility	225,970	235,315
$155.3 million term loan	95,373	121,573
$93.75 million term loan	74,027	77,314
$131.79 million term loan	93,768	98,681
$420.0 million term loan	—	280,387
$175.0 million term loan and revolving facility	117,432	122,477
$260.0 million term loan	250,715	256,905
$120.0 million term loan	77,790	81,071
U.S. dollar denominated floating rate debt	1,210,075	1,273,723
Deferred charges	(12,606)	(11,378)
Total debt	1,197,469	1,262,345
Less: current portion	(96,070)	(105,864)
Total	1,101,399	1,156,481

Movements during the six months ended June 30, 2022 are summarized as follows:

(in thousands of $)	Floating rate debt	Deferred charges	Total
Balance at December 31, 2021	1,273,723	(11,378)	1,262,345
Loan draw downs	275,000	—	275,000
Loan repayments	(338,648)	—	(338,648)
Capitalized financing fees and expenses	—	(2,890)	(2,890)
Amortization of capitalized fees and expenses	—	1,662	1,662
Balance at June 30, 2022	1,210,075	(12,606)	1,197,469

In the six months ended June 30, 2022, we made total repayments of $338.7 million including full repayment of $265.6 million refinanced $420 million facility, repayment of debt in connection with sale of Golden Empress, Golden Endeavour and Golden Enterprise of $20.7 million and ordinary repayment of long-term debt of $52.3 million.

In May 2022, we signed a loan agreement for a $275.0 million credit facility with a group of leading shipping banks to refinance debt secured by 14 Capesize vessels. The new financing has an interest rate of SOFR plus 190 basis points, which basis the historical spread between LIBOR and SOFR reference rates corresponds to a LIBOR based credit margin of around 165 bps. Facility was fully drawn down as of June 30, 2022.

As of June 30, 2022, we recorded net deferred charges of $12.6 million as a direct deduction from the carrying amount of the related debt.
The total outstanding debt at June 30, 2022 is repayable as follows:

(in thousands of $)
2022 (remaining six months)	67,603
2023	94,479
2024	275,672
2025	285,222
2026	116,610
2027	187,870
2028	182,619
Total	1,210,075
Deferred charges	(12,606)
Balance at June 30, 2022	1,197,469

As of June 30, 2022, our current portion of bank long-term debt was $96.1 million.

Assets pledged

As of June 30, 2022, 78 vessels (December 31, 2021: 81 vessels) with an aggregate carrying value of $2,745.0 million (December 31, 2021: $2,880.3 million) were pledged as security for our floating rate debt.